Related Party Transactions (Details Narrative) $ in Thousands			12 Months Ended
	Jul. 12, 2021 USD ($)	Jul. 01, 2021 USD ($) Integer shares	Mar. 31, 2024 USD ($) Integer	Mar. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Debt instrument interest rate			1.25%
Debt instrument maturity date			Jun. 30, 2026
Hocoma AG [Member]
Related Party Transaction [Line Items]
Original contribution agreement date		Jul. 01, 2021
Number of employees managing MDR certification | Integer			2
Net settlement amount			$ 267	$ 1,992
Long term related party receivable			324	324
Hocoma AG [Member] | Contribution Agreement [Member]
Related Party Transaction [Line Items]
Original contribution agreement date		Jul. 01, 2021
Hocoma AG [Member] | Business Asset Share And Ip Purchase Agreement [Member]
Related Party Transaction [Line Items]
Debt instrument interest rate	1.25%
Debt instrument term	5 years
Debt instrument maturity date	Jun. 30, 2026
IP rights and trademarks	$ 1,570
DIH Nevada [Member] | Share Purchase Agreement [Member]
Related Party Transaction [Line Items]
Number of shares issued in transaction | shares		10,000
Original contribution agreement amount		$ 7,800
Debt instrument interest rate		1.25%
Debt instrument term		5 years
Debt instrument maturity date		Jun. 30, 2026
Hocoma Medical Gmbh [Member] | Contribution Agreement [Member]
Related Party Transaction [Line Items]
Original contribution agreement amount		$ 10,470
DIH US Corporation [Member] | Contribution Agreement [Member]
Related Party Transaction [Line Items]
Number of shares issued in transaction | shares		10,000
DIH Holding US Inc [Member] | Transfer Of Membership Interests Agreement [Member]
Related Party Transaction [Line Items]
Original contribution agreement amount		$ 10,470
Debt instrument interest rate		1.25%
Debt instrument term		5 years
Debt instrument maturity date		Jun. 30, 2026
Number of employees managing MDR certification | Integer		200
Related Party [Member]
Related Party Transaction [Line Items]
Notes Payable			11,457	17,301
Motek Group [Member]
Related Party Transaction [Line Items]
Purchases amount to related party			$ 13,599	$ 11,869